Organization and Summary of Significant Accounting Policies (Details 3) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	10,972,238	7,474,349	9,709,468	7,527,081
Convertible Preferred Stock
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	6,116,395	6,775,605	6,620,110	6,646,500
Warrant
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	2,318,737	188,376	1,461,377	188,376
Stock Awards
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	221,600	161,000	221,600	342,837
Options
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	875,303	349,368	676,304	349,368
Convertible Notes Payable
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	1,440,202	0	730,077